SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Consolidated Assets Backed Financing Entities) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
		Apr. 30, 2016 USD ($) fund	Apr. 30, 2016 CNY (¥) fund	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Oct. 31, 2015 CNY (¥)
Assets
Restricted cash	[1]			$ 175,470		¥ 483,965		¥ 1,218,286
Prepaid expenses and other assets				67,228		246,723		466,763
Loans at fair value				53,440		221,268		371,033
Held-to-maturity investments				14,247		30,000		98,917
Total assets				688,952		2,190,003		4,783,388
Liabilities
Accounts payable	[2]			1,972		4,499		13,691
Payable to investors at fair value				60,303		252,907		418,686
Accrued expenses and other liabilities				81,257		288,171		564,165
Total liabilities				380,739		1,213,061		¥ 2,643,469
Net revenue				466,368	¥ 3,237,991	1,313,639	¥ 196,525
Net (loss)/income				160,795	1,116,398	275,339	(27,708)
Net cash (used in)/ provided by operating activities				304,398	2,113,435	861,277	(227,041)
Net cash used in investing activities				(204,762)	(1,421,663)	(282,589)	(3,577)
Net cash provided by financing activities				$ 19,487	¥ 135,298	749,918	¥ 231,996
Consolidated ABFE
VIE arrangements
Maximum aggregate principal amount | ¥											¥ 250,000
Threshold percentage of amount of payouts to cash				20.00%				20.00%
VIE lack of recourse against the assets of the Company				No	No
Assets
Restricted cash				$ 14,904		30,735		¥ 103,481
Prepaid expenses and other assets				152		1,376		1,056
Loans at fair value				53,440		221,268		371,033
Held-to-maturity investments				705				4,896
Total assets				69,201		253,379		480,466
Liabilities
Accounts payable				21				147
Payable to investors at fair value				60,303		252,907		418,686
Accrued expenses and other liabilities				417		713		2,895
Total liabilities				60,741		253,620		¥ 421,728
Net (loss)/income				2,842	¥ 19,735	11,333
Net cash (used in)/ provided by operating activities				949	6,591	17,984
Net cash used in investing activities				(24,439)	(169,680)	(237,009)
Net cash provided by financing activities				$ 22,630	¥ 157,121	¥ 250,000
Consolidated ABFE | ABS | Senior A Tranche securities
VIE arrangements
Securities purchased		$ 6,800	¥ 47,500
Ownership as percentage to total securities issued (as a percent)		19.00%	19.00%
Consolidated ABFE | Puxin Hengye | ABS | All subordinated securities
VIE arrangements
Securities purchased		$ 3,600	¥ 25,000
Ownership as percentage to total securities issued (as a percent)		10.00%	10.00%
Consolidated ABFE | Two funds set up and managed by Zhe Hao | ABS | All subordinated securities
VIE arrangements
Securities purchased		$ 9,700	¥ 67,500
Ownership as percentage to total securities issued (as a percent)		27.00%	27.00%
Number of funds | fund		2	2
Trust No. 1
VIE arrangements
Security deposit required to be paid (as a percent)				6.00%				6.00%
Trust No. 2
VIE arrangements
Maximum aggregate principal amount									$ 43,200	¥ 300,000
Security deposit required to be paid (as a percent)				7.00%				7.00%
Trust No. 2 | Heng Cheng
VIE arrangements
Equity method investment									4,300	30,000
Trust No. 2 | Shenzhen CreditEase Commercial Factoring Co
VIE arrangements
Equity method investment									$ 4,800	¥ 33,400

[1]	The Company consolidated Huijin No. 28 Single Capital Trust E1, Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan, CreditEase Wealth Consumer Credit Investment Fund and Huijin No. 28 Single Capital Trust E2 as a whole, which are named “Assets Backed Financing Entities” or the “ABFE”, see Note 2.
[2]	VIE companies refers to Heng Cheng and Yi Ren Wealth Management, see Note 2.